Average Annual Total Returns - Federated Hermes Mid-Cap Index Fund	IS 1 Year	IS 5 Years	IS 10 Years	SS 1 Year	SS 5 Years	SS 10 Years	SS Return After Taxes on Distributions 1 Year	SS Return After Taxes on Distributions 5 Years	SS Return After Taxes on Distributions 10 Years	SS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	SS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	SS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Standard & Poor's MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 1 Year		Standard & Poor's MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 5 Years		Standard & Poor's MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	13.28%	12.01%	11.22%	13.01%	11.74%	10.97%	9.21%	7.96%	8.09%	10.20%	8.71%	8.41%	13.34%	12.00%	11.10%	13.66%	[1]	12.35%	[1]	11.51%	[1]

[1]	The Standard & Poor’s MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.